Trade receivable (Tables)	9 Months Ended
Sep. 30, 2022
Trade receivable
Schedule of aging analysis of trade receivable

	As of
	December 31, 2021	September 30, 2022
Within 3 months	16,462	17,488
Between 3 months and 6 months	890	1,961
Between 6 months and 1 year	—	—
More than 1 year	103,189	13,133
Total	120,541	32,582